Summary of Significant Accounting Policies - Schedule of Revenue Disaggregation (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,882,738	$ 1,400,139
Proprietary Products [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	13,452	771,917
Resales of Sourced Equipment and Accessories from Third Party [Member]
Disaggregation of Revenue [Line Items]
Total Revenue	$ 2,869,286	$ 628,222